UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913)-384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Buffalo Discovery Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 98.74%
	Consumer Discretionary - 5.94%
	Auto Components - 1.41%
79,400	BorgWarner, Inc. (a)	$6,840,310

	Diversified Consumer Services - 0.41%
167,800	LifeLock, Inc. (a)	1,964,938

	Media - 1.39%
364,000	Pandora Media Inc. (a)	6,697,600

	Specialty Retail - 2.73%
89,900	Vitamin Shoppe, Inc. (a)	4,031,116
164,300	Williams-Sonoma, Inc.	9,182,727
		13,213,843
	Total Consumer Discretionary (Cost $22,439,939)	28,716,691

	Consumer Staples - 3.16%
	Food & Staples Retailing - 3.16%
161,800	The Fresh Market, Inc. (a)	8,044,696
140,400	Whole Foods Market, Inc.	7,227,792
	Total Consumer Staples (Cost $12,597,602)	15,272,488

	Energy - 5.83%
	Energy Equipment & Services - 5.83%
203,500	Baker Hughes, Inc.	9,387,455
142,936	CARBO Ceramics Inc.	9,638,174
301,400	Forum Energy Technologies Inc. (a)	9,171,602
	Total Energy (Cost $28,347,744)	28,197,231

	Financials - 2.56%
	Capital Markets - 1.35%
143,700	Financial Engines Inc.	6,551,283

	Diversifed Financial Services - 1.21%
32,900	IntercontinentalExchange Inc. (a)	5,848,304
	Total Financials (Cost $7,883,222)	12,399,587

	Health Care - 27.18%
	Biotechnology - 3.06%
1,015,325	Dyax Corp. (a)	3,513,025
172,500	Gilead Sciences, Inc. (a)	8,833,725
63,800	Sarepta Therapeutics, Inc. (a)	2,427,590
		14,774,340
	Health Care Equipment & Supplies - 8.11%
1,416,200	Accuray Inc. (a)	8,128,988
339,808	Align Technology, Inc. (a)	12,586,488
92,463	Baxter International Inc.	6,404,912
116,300	Insulet Corporation (a)	3,652,983
328,700	Quidel Corp. (a)	8,391,711
		39,165,082
	Health Care Technology - 1.60%
91,550	athenahealth Inc. (a)	7,756,116

	Life Sciences Tools & Services - 4.20%
164,200	Charles River Laboratories International, Inc. (a)	6,737,126
64,100	Illumina, Inc. (a)	4,797,244
269,350	PerkinElmer, Inc.	8,753,875
		20,288,245
	Pharmaceuticals - 10.21%
614,800	Akorn, Inc. (a)	8,312,096
74,900	Allergan, Inc.	6,309,576
144,805	Eli Lilly and Company	7,112,822
167,400	Forest Laboratories, Inc. (a)	6,863,400
343,900	Hospira, Inc. (a)	13,174,808
383,100	Warner Chilcott PLC - Class A (b)	7,616,028
		49,388,730
	Total Health Care (Cost $96,300,012)	131,372,513

	Industrials - 9.34%
	Aerospace & Defense - 0.76%
107,600	Hexcel Corporation (a)	3,663,780

	Air Freight & Logistics - 1.23%
105,200	C.H. Robinson Worldwide, Inc.	5,923,812

	Commerical Services and Supplies - 1.12%
49,000	Stericycle, Inc. (a)	5,411,070

	Construction & Engineering - 1.29%
236,300	Quanta Services, Inc. (a)	6,252,498

	Electrical Equipment - 1.26%
49,100	Roper Industries, Inc.	6,099,202

	Machinery - 2.62%
134,925	Chart Industries, Inc. (a)	12,695,093

	Professional Services - 1.06%
93,400	The Advisory Board Company (a)	5,104,310
	Total Industrials (Cost $29,375,727)	45,149,765

	Information Technology - 40.54%
	Communications Equipment - 8.76%
420,100	ADTRAN, Inc.	10,338,661
375,307	Aruba Networks Inc. (a)	5,764,716
123,200	F5 Networks, Inc. (a)	8,476,160
521,500	Juniper Networks, Inc. (a)	10,070,165
126,100	QUALCOMM, Inc.	7,702,188
		42,351,890
	Computers & Peripherals - 5.52%
28,200	Apple Inc.	11,169,456
285,400	EMC Corp. (a)	6,741,148
231,700	NetApp, Inc. (a)	8,753,626
		26,664,230
	Electronic Equipment, Instruments & Components - 2.77%
178,104	FARO Technologies, Inc. (a)	6,023,477
263,300	National Instruments Corporation	7,356,602
		13,380,079
	Internet Software & Services - 5.45%
176,213	Akamai Technologies, Inc. (a)	7,497,863
397,675	Facebook Inc. (a)	9,886,201
7,300	Google Inc. - Class A (a)	6,426,701
292,300	Millennial Media Inc. (a)	2,545,933
		26,356,698
	IT Services - 3.76%
167,066	NeuStar, Inc. (a)	8,132,773
439,000	ServiceSource International Inc. (a)	4,091,480
118,300	Teradata Corp (a)	5,942,209
		18,166,462
	Semiconductors & Semiconductor Equipment - 4.02%
232,200	Broadcom Corp. - Class A	7,839,072
172,000	Microchip Technology Incorporated	6,407,000
148,800	Semtech Corp. (a)	5,212,464
		19,458,536
	Software - 10.26%
111,100	ACI Worldwide, Inc. (a)	5,163,928
31,000	ANSYS, Inc. (a)	2,266,100
244,800	Broadsoft Inc. (a)	6,756,480
116,391	Citrix Systems, Inc. (a)	7,021,869
559,700	Fortinet Inc. (a)	9,794,750
147,000	MICROS Systems, Inc. (a)	6,343,050
153,400	Red Hat, Inc. (a)	7,335,588
74,200	VMware, Inc. (a)	4,970,658
		49,652,423
	Total Information Technology (Cost $173,125,603)	196,030,318

	Materials - 4.19%
	Chemicals - 4.19%
75,000	Ecolab Inc.	6,389,250
76,800	FMC Corp.	4,689,408
92,900	Monsanto Co.	9,178,520
	Total Materials (Cost $13,741,238)	20,257,178

	TOTAL COMMON STOCKS (Cost $383,811,087)	477,395,771

	SHORT TERM INVESTMENTS - 1.91%
	Investment Company - 1.91%
9,229,872	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	9,229,872
	Total Investment Company	9,229,872

	TOTAL SHORT TERM INVESTMENTS (Cost $9,229,872)	9,229,872

	Total Investments (Cost ($393,040,959) - 100.65%	486,625,643
	Liabilities in Excess of Other Assets - (0.65)%	(3,159,260)
	TOTAL NET ASSETS - 100.00%	$483,466,383

PLC	Public Limited Companyy
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $7,616,028 (1.58% of net assets) at June 30, 2013.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$393,040,959
	Gross unrealized appreciation	107,400,287
	Gross unrealized depreciation	(13,815,603)
	Net unrealized appreciation	$93,584,684

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Dividend Focus Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 77.58%
	Consumer Discretionary - 4.77%
	Hotels, Restaurants & Leisure - 3.18%
1,300	Las Vegas Sands Corp.	$68,809
3,000	McDonald's Corporation	297,000
600	Wynn Resorts Ltd.	76,800
		442,609
	Media - 1.00%
3,350	Comcast Corp.	140,298

	Textiles, Apparel & Luxury Goods - 0.59%
1,450	Coach, Inc.	82,781
	Total Consumer Discretionary (Cost $635,295)	665,688

	Consumer Staples - 13.61%
	Beverages - 2.01%
7,000	The Coca Cola Co.	280,770

	Food Products - 6.60%
6,000	General Mills, Inc.	291,180
6,000	Kraft Foods Group, Inc.	335,219
12,200	Pinnacle Foods Inc. (a)	294,630
		921,029
	Household Products - 3.99%
3,000	The Clorox Co.	249,420
4,000	The Procter & Gamble Co.	307,960
		557,380
	Personal Products - 1.01%
8,200	Coty, Inc. (a)	140,876
	Total Consumer Staples (Cost $1,700,143)	1,900,055

	Energy - 13.72%
	Energy Equipment & Services - 2.51%
4,050	National Oilwell Varco Inc.	279,045
1,000	Schlumberger Ltd. (b)	71,660
		350,705
	Oil, Gas & Consumable Fuels - 11.21%
1,900	Apache Corp.	159,277
6,000	BP PLC - ADR (b)	250,440
5,300	Kinder Morgan Inc.	202,195
4,150	Marathon Oil Corp.	143,507
1,500	MPLX LP	55,215
2,200	Occidental Petroleum Corp.	196,306
4,000	Royal Dutch Shell PLC. - ADR (b)	255,199
6,300	Tallgrass Energy Partners LP (a)	132,300
4,150	Western Gas Equity Partners LP	170,856
		1,565,295
	Total Energy (Cost $1,884,884)	1,916,000

	Financials - 5.98%
	Capital Markets - 2.13%
10,000	AllianceBernstein Holding LP	208,199
350	BlackRock, Inc.	89,898
		298,097
	Commercial Banks - 1.26%
1,650	JPMorgan Chase & Co.	87,104
2,150	Wells Fargo & Co.	88,731
		175,835

	Diversified Financial Services - 0.71%
1,300	CME Group Inc.	98,774

	Insurance - 1.88%
6,000	Arthur J. Gallagher & Co.	262,140
	Total Financials (Cost $732,424)	834,846

	Health Care - 7.26%
	Health Care Providers & Services - 0.66%
1,900	Landauer, Inc.	91,789

	Pharmaceuticals - 6.60%
6,000	GlaxoSmithKline PLC - ADR (b)	299,820
4,000	Johnson & Johnson	343,440
6,000	Merck & Co., Inc.	278,700
		921,960
	Total Health Care (Cost $923,941)	1,013,749

	Industrials - 11.51%
	Aerospace & Defense - 1.98%
20,000	Exelis Inc.	275,800

	Air Freight & Logistics - 1.03%
2,550	C.H. Robinson Worldwide, Inc.	143,591

	Commercial Services & Supplies - 3.80%
10,000	Pitney Bowes Inc.	146,800
3,000	Republic Services, Inc.	101,820
7,000	Waste Management, Inc.	282,310
		530,930
	Electrical Equipment - 0.39%
2,500	ABB Ltd. - ADR (b)	54,150

	Industrial Conglomerates - 2.49%
15,000	General Electric Co.	347,850

	Road & Rail - 1.82%
3,500	Norfolk Southern Corporation	254,275
	Total Industrials (Cost $1,468,999)	1,606,596

	Information Technology - 10.81%
	Communications Equipment - 2.03%
4,350	Cisco Systems, Inc.	105,749
2,900	QUALCOMM, Inc.	177,132
		282,881
	Computers & Peripherals - 0.71%
250	Apple Inc.	99,020

	IT Services - 2.09%
8,000	Paychex, Inc.	292,160

	Semiconductors & Semiconductor Equipment - 3.51%
4,900	Applied Materials, Inc.	73,059
14,000	Intel Corp.	339,080
1,400	KLA-Tencor Corp.	78,022
		490,161
	Software - 2.47%
10,000	Microsoft Corp.	345,300
	Total Information Technology (Cost $1,339,805)	1,509,522

	Materials - 3.55%
	Chemicals - 1.04%
2,200	LyondellBasell Industries NV (b)	145,772

	Containers & Packaging - 1.72%
7,000	MeadWestvaco Corp.	238,770

	Metals & Mining - 0.79%
5,000	SunCoke Energy Partners LP. (a)	110,500
	Total Materials (Cost $461,495)	495,042

	Telecommunication Services - 4.19%
	Diversified Telecommunications - 4.19%
8,000	AT&T Inc.	283,200
6,000	Verizon Communications Inc.	302,040
	Total Telecommunication Services (Cost $537,623)	585,240

	Utilities - 2.18%
	Electric Utilities - 1.33%
6,000	Exelon Corp.	185,280

	Gas Utilities - 0.85%
5,000	Questar Corp.	119,250
	Total Utilities (Cost $327,836)	304,530

	TOTAL COMMON STOCKS (Cost $10,012,445)	10,831,268

	REITS - 0.87%
	Financials - 0.87%
	Real Estate Investment Trusts (REITs) - 0.87%
2,000	Digital Realty Trust, Inc.	122,000
	Total Financials (Cost $126,197)	122,000

	TOTAL REITS (Cost $126,197)	122,000

	SHORT TERM INVESTMENTS - 21.59%
	Investment Company - 21.59%
1,300,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.077% (c)	1,300,000
413,920	SEI Daily Income Treasury II - Class B - 0.01%, 2.130% (c)	413,920
1,300,000	The STIT-Treasury Portfolio - 0.02%, 0.051% (c)	1,300,000
	Total Investment Company	3,013,920

	TOTAL SHORT TERM INVESTMENTS (Cost $3,013,920)	3,013,920

	Total Investments (Cost ($13,152,562) - 100.04%	13,967,188
	Liabilities in Excess of Other Assets - (0.04)%	(4,960)
	TOTAL NET ASSETS - 100.00%	$13,962,228

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $1,077,042 (7.71% of net assets) at June 30, 2013.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$13,152,562
	Gross unrealized appreciation	935,008
	Gross unrealized depreciation	(120,382)
	Net unrealized appreciation	$814,626

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Emerging Opportunities Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 92.25%
	Consumer Discretionary - 10.21%
	Diversified Consumer Services - 1.73%
173,600	LifeLock, Inc. (a)	$2,032,856

	Hotels, Restaurants & Leisure - 1.71%
113,700	SHFL Entertainment, Inc. (a)	2,013,627

	Household Durables - 3.64%
61,900	iRobot Corp. (a)	2,461,763
109,000	TRI Pointe Homes, Inc. (a)	1,807,220
		4,268,983
	Leisure Equipment & Products - 0.96%
120,500	Black Diamond, Inc. (a)	1,132,700

	Textiles, Apparel & Luxury Goods - 2.17%
40,800	Oxford Industries, Inc.	2,545,920
	Total Consumer Discretionary (Cost $8,508,351)	11,994,086

	Consumer Staples - 2.00%
	Food Products - 2.00%
194,900	Boulder Brands, Inc. (a)	2,348,545
	Total Consumer Staples (Cost $1,493,768)	2,348,545

	Financials - 2.40%
	Diversified Financial Services - 2.40%
60,400	MarketAxess Holdings, Inc.	2,823,700
	Total Financials (Cost $763,950)	2,823,700

	Health Care - 18.36%
	Health Care Equipment & Supplies - 8.69%
319,000	Accuray Inc. (a)	1,831,060
54,200	Align Technology, Inc. (a)	2,007,567
26,500	ICU Medical, Inc. (a)	1,909,590
61,625	Meridian Bioscience, Inc.	1,324,938
24,450	Neogen Corp. (a)	1,358,442
69,001	Quidel Corp. (a)	1,761,596
		10,193,193
	Health Care Providers & Services - 2.90%
23,900	Landauer, Inc.	1,154,609
12,100	National Research Corp.	422,774
101,713	National Research Corp. (a)	1,830,834
		3,408,217
	Health Care Technology - 6.77%
20,000	Computer Programs and Systems, Inc.	982,800
84,600	HealthStream, Inc. (a)	2,142,072
29,700	Medidata Solutions, Inc. (a)	2,300,265
123,000	Omnicell, Inc. (a)	2,527,650
		7,952,787
	Total Health Care (Cost $13,769,860)	21,554,197

	Industrials - 9.15%
	Commercial Services & Supplies - 1.36%
109,500	Heritage-Crystal Clean, Inc. (a)	1,599,795

	Construction & Engineering - 1.43%
86,600	MYR Group Inc. (a)	1,684,370

	Electronic Equipment Instruments & Components - 1.76%
101,200	Thermon Group Holdings Inc. (a)	2,064,480

	Machinery - 1.59%
28,700	Proto Labs, Inc. (a)	1,864,639

	Professional Services - 3.01%
24,700	Exponent, Inc.	1,460,017
60,000	WageWorks, Inc. (a)	2,067,000
		3,527,017
	Total Industrials (Cost $7,881,494)	10,740,301

	Information Technology - 46.54%
	Communications Equipment - 3.95%
277,300	EXFO, Inc. (a)(b)(d)	1,236,758
177,400	Procera Networks, Inc. (a)	2,435,702
75,300	Ruckus Wireless Inc. (a)	964,593
		4,637,053
	Computers & Peripherals - 0.74%
10,400	Stratasys Ltd. (a)(b)	870,896

	Electronic Equipment, Instruments & Components - 3.27%
54,200	DTS, Inc. (a)	1,115,436
81,400	Electro Scientific Industries, Inc.	875,864
54,714	FARO Technologies, Inc. (a)	1,850,427
		3,841,727
	Internet Software & Services - 16.85%
96,700	comScore Inc. (a)	2,358,513
55,500	Cornerstone OnDemand, Inc. (a)	2,402,595
97,701	E2open, Inc. (a)	1,709,768
60,800	Envestnet, Inc. (a)	1,495,680
292,700	Internap Network Services Corp. (a)	2,420,629
101,000	LogMeIn, Inc. (a)	2,470,460
93,400	SciQuest, Inc. (a)	2,339,670
51,400	SPS Commerce Inc. (a)	2,827,000
415,600	Zix Corp. (a)	1,757,988
		19,782,303
	Semiconductors & Semiconductor Equipment - 3.24%
36,000	NVE Corp. (a)	1,685,520
114,812	PDF Solutions, Inc. (a)	2,115,985
		3,801,505
	Software - 18.49%
16,500	ACI Worldwide, Inc. (a)	766,920
59,500	Bottomline Techologies, Inc. (a)	1,504,755
150,000	Cyan, Inc. (a)	1,567,500
79,700	Ellie Mae, Inc. (a)	1,839,476
123,600	Exa Corp. (a)	1,273,080
50,100	FleetMatics Group PLC (a)(b)	1,664,823
48,000	Guidewire Software Inc. (a)	2,018,400
34,500	Imperva Inc. (a)	1,553,880
177,100	Mitek Systems, Inc. (a)	1,023,638
98,628	Proofpoint, Inc. (a)	2,389,757
77,200	PROS Holdings, Inc. (a)	2,312,140
61,500	Synchronoss Technologies, Inc. (a)	1,898,505
123,500	Tangoe, Inc. (a)	1,905,605
		21,718,479
	Total Information Technology (Cost $40,220,329)	54,651,963

	Materials - 1.69%
	Metals & Mining - 1.69%
154,816	Horsehead Holding Corp. (a)	1,983,193
	Total Materials (Cost $1,562,497)	1,983,193

	Telecommunication Services - 1.90%
	Diversified Telecommunication Services - 1.90%
271,100	8x8, Inc. (a)	2,233,864
	Total Telecommunication Services (Cost $1,577,285)	2,233,864

	TOTAL COMMON STOCKS (Cost $75,777,534)	108,329,849

	SHORT TERM INVESTMENTS - 7.36%
	Investment Company - 7.36%
8,642,121	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	8,642,121
	Total Investment Company	8,642,121

	TOTAL SHORT TERM INVESTMENTS (Cost $8,642,121)	8,642,121

	Total Investments (Cost ($84,419,655) - 99.61%	116,971,970
	Other Assets in Excess of Liabilities - 0.39%	453,317
	TOTAL NET ASSETS - 100.00%	$117,425,287

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $3,772,477 (3.21% of net assets) at June 30, 2013.
(c)	7-day yield
(d)	Portion of this seecurity deemed illiquid. The total value of this portion amounted to $587,126 (4.43% of net assets) at June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$84,419,614
	Gross unrealized appreciation	34,637,215
	Gross unrealized depreciation	(2,084,859)
	Net unrealized appreciation	$32,552,356

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 55.09%
	Consumer Discretionary - 1.68%
	Hotels, Restaurants & Leisure - 1.68%
175,000	McDonald's Corporation	$17,325,000
	Total Consumer Discretionary (Cost $15,926,960)	17,325,000

	Consumer Staples - 12.12%
	Beverages - 3.02%
400,000	The Coca Cola Co. (g)	16,044,000
20,000	Diageo PLC - ADR (d)	2,299,000
100,000	Dr. Pepper Snapple Group, Inc.	4,593,000
100,000	PepsiCo, Inc.	8,179,000
		31,115,000
	Food & Staples Retailing - 1.31%
50,000	Costco Wholesale Corp.	5,528,500
125,000	Sysco Corp. (g)	4,270,000
50,000	Wal-Mart Stores, Inc.	3,724,500
		13,523,000
	Food Products - 3.55%
100,000	Campbell Soup Co.	4,479,000
100,000	ConAgra Foods, Inc.	3,493,000
200,000	General Mills, Inc.	9,706,000
75,000	Kellogg Co.	4,817,250
200,000	Kraft Foods Group, Inc.	11,174,000
100,000	Mondelez International Inc.	2,853,000
		36,522,250
	Household Products - 4.24%
150,000	The Clorox Co. (g)	12,471,000
30,000	Colgate-Palmolive Co.	1,718,700
125,000	Kimberly-Clark Corp.	12,142,500
225,000	The Procter & Gamble Co. (g)	17,322,750
		43,654,950
	Total Consumer Staples (Cost $102,434,590)	124,815,200

	Energy - 15.44%
	Energy Equipment & Services - 2.50%
200,000	Baker Hughes, Inc. (g)	9,226,000
10,000	Helmerich & Payne, Inc. (g)	624,500
200,000	Patterson-UTI Energy, Inc. (g)	3,871,000
140,000	Schlumberger Ltd. (d)(g)	10,032,400
35,000	Tidewater Inc.	1,993,950
		25,747,850
	Oil, Gas & Consumable Fuels - 12.94%
300,000	BP PLC - ADR (d)(g)	12,522,000
100,000	Chevron Corp.	11,834,000
250,000	ConocoPhillips (g)	15,125,000
140,000	Delek Logistics Partners LP	4,583,600
125,000	EQT Midstream Partners LP	6,106,250
175,000	Exxon Mobil Corp. (g)	15,811,250
75,000	Hess Corp. (g)	4,986,750
430,000	HollyFrontier Corp. (g)	18,395,399
50,000	Kinder Morgan Inc.	1,907,500
100,000	Marathon Oil Corp. (g)	3,458,000
50,000	Marathon Petroleum Corp.	3,553,000
75,000	MPLX LP	2,760,750
50,000	Phillips 66	2,945,500
285,000	Royal Dutch Shell PLC. - ADR (d)	18,183,000
15,000	Suncor Energy, Inc. (d)(g)	442,350
360,000	Susser Petroleum Partners LP	10,548,000
		133,162,349
	Total Energy (Cost $132,087,151)	158,910,199

	Financials - 1.80%
	Capital Markets - 0.14%
25,000	Northern Trust Corp. (g)	1,447,500

	Insurance - 1.66%
200,000	The Allstate Corp.	9,624,000
50,000	Arthur J. Gallagher & Co.	2,184,500
60,000	Chubb Corp.	5,079,000
4,700	Cincinnati Financial Corp.	215,730
		17,103,230
	Total Financials (Cost $14,136,405)	18,550,730

	Health Care - 6.39%
	Health Care Equipment & Supplies - 1.35%
200,000	Baxter International, Inc. (g)	13,854,000

	Pharmaceuticals - 5.04%
70,000	Abbott Laboratories	2,441,600
50,000	Eli Lilly and Company	2,456,000
300,000	GlaxoSmithKline PLC - ADR (d)	14,991,000
200,000	Johnson & Johnson (g)	17,172,000
200,000	Merck & Co., Inc.	9,290,000
200,000	Pfizer, Inc.	5,602,000
		51,952,600
	Total Health Care (Cost $54,576,116)	65,806,600

	Industrials - 5.76%
	Aerospace & Defense - 1.32%
55,000	Exelis Inc.	758,450
125,000	The Boeing Co. (g)	12,805,000
		13,563,450
	Commercial Services & Supplies - 2.24%
950,000	Pitney Bowes Inc. (g)	13,946,000
5,000	Republic Services, Inc. (g)	169,700
225,000	Waste Management, Inc. (g)	9,074,250
		23,189,950
	Industrial Conglomerates - 1.80%
800,000	General Electric Co.	18,552,000

	Machinery - 0.17%
25,000	Illinois Tool Works Inc. (g)	1,729,250

	Road & Rail - 0.23%
100,000	CSX Corp.	2,319,000
	Total Industrials (Cost $49,991,293)	59,353,650

	Information Technology - 6.47%
	Communications Equipment - 1.18%
500,000	Cisco Systems, Inc. (g)	12,155,000

	Computers & Peripherals - 0.04%
1,000	Apple Inc.	396,080

	IT Services - 1.84%
90,000	International Business Machines Corp. (IBM) (g)	17,199,900
50,000	Paychex, Inc.	1,826,000
		19,025,900
	Semiconductors & Semiconductor Equipment - 1.65%
700,000	Intel Corp. (g)	16,954,000

	Software - 1.76%
525,000	Microsoft Corp.	18,128,250
	Total Information Technology (Cost $59,659,517)	66,659,230

	Materials - 3.11%
	Chemicals - 1.57%
300,000	The Dow Chemical Co. (g)	9,651,000
125,000	E.I. du Pont de Nemours and Company (g)	6,562,500
		16,213,500
	Metals & Mining - 1.54%
200,000	Barrick Gold Corp. (d)	3,148,000
25,000	BHP Billiton Ltd. - ADR (d)	1,441,500
300,000	Newmont Mining Corporation	8,985,000
55,000	Rio Tinto PLC - ADR (d)	2,259,400
		15,833,900
	Total Materials (Cost $37,280,800)	32,047,400

	Telecommunication Services - 1.86%
	Diversified Telecommunications - 1.86%
400,000	AT&T Inc. (g)	14,160,000
100,000	Verizon Communications Inc.	5,034,000
	Total Telecommunication Services (Cost $18,458,105)	19,194,000

	Utilities - 0.46%
	Gas Utilities - 0.29%
125,000	Questar Corp.	2,981,250

	Multi-Utilities - 0.17%
25,000	OGE Energy Corp.	1,705,000
	Total Utilities (Cost $3,231,721)	4,686,250

	TOTAL COMMON STOCKS (Cost $487,782,658)	567,348,259

	REITS - 1.02%
	Financials - 1.02%
	Real Estate Investment Trusts (REITs) - 1.02%
139,050	Digital Realty Trust, Inc.	8,482,050
25,000	Plum Creek Timber Co, Inc.	1,166,750
30,000	Weyerhaeuser Co. (g)	854,700
	Total Financials (Cost $10,565,855)	10,503,500

	TOTAL REITS (Cost $10,565,855)	10,503,500

	CONVERTIBLE BONDS - 6.64%
	Consumer Discretionary - 4.60%
	Media - 4.60%
	Lions Gate Entertainment Inc. (a)(d)
2,500,000	4.000%, 01/11/2017	6,631,250
30,000,000	1.250%, 04/15/2018	34,125,000
	Live Nation Entertainment Inc.
6,500,000	2.875%, 07/15/2027	6,593,438
	Total Consumer Discretionary (Cost $38,834,853)	47,349,688

	Health Care - 0.45%
	Health Care Providers & Services - 0.45%
	Omnicare Inc.
4,500,000	3.250%, 12/15/2035	4,657,500
	Total Health Care (Cost $4,513,542)	4,657,500

	Information Technology - 1.04%
	Software - 1.04%
	BroadSoft, Inc.
3,500,000	1.500%, 07/01/2018	3,591,875
	Rovi Corp.
7,000,000	2.625%, 02/15/2040	7,140,000
	Total Information Technology (Cost $10,244,746)	10,731,875

	Materials - 0.55%
	Metals & Mining - 0.55%
	Molycorp Inc.
7,500,000	6.000%, 09/01/2017	5,615,625
	Total Materials (Cost $7,500,000)	5,615,625

	TOTAL CONVERTIBLE BONDS (Cost $61,093,141)	68,354,688

	CORPORATE BONDS - 17.06%
	Consumer Discretionary - 1.57%
	Hotels, Restaurants & Leisure - 0.20%
	Marina District Finance Co., Inc.
2,000,000	9.875%, 08/15/2018	2,090,000

	Leisure Equipment & Products - 0.22%
	Brunswick Corp.
2,200,000	7.375%, 09/01/2023	2,310,000

	Media - 1.15%
	Lions Gate Entertainment Inc. (d)
9,500,000	10.250%, 11/01/2016	10,224,375
	Live Nation Entertainment Inc. (b)(e)
1,500,000	7.000%, 09/01/2020 (Acquired 08/15/2012, Cost $1,509,375)	1,584,375
		11,808,750
	Total Consumer Discretionary (Cost $15,169,248)	16,208,750

	Consumer Staples - 0.70%
	Food & Staples Retailing - 0.70%
	Pantry, Inc.
6,650,000	8.375%, 08/01/2020	7,173,688
	Total Consumer Staples (Cost $6,806,960)	7,173,688

	Energy - 4.59%
	Energy Equipment & Services - 0.13%
	Heckmann Corp.
1,300,000	9.875%, 04/15/2018	1,371,500

	Oil, Gas & Consumable Fuels - 4.46%
	Alpha Natural Resources, Inc.
12,000,000	9.750%, 04/15/2018	11,624,999
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,643,750
	Gulfport Energy Corp. (b)(e)
10,500,000	7.750%, 11/01/2020 (Acquired various dates, Cost $10,649,975)	10,683,750
	Kodiak Oil & Gas Corp. (d)
4,500,000	8.125%, 12/01/2019	4,905,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,925,000
	United Refining Co.
10,000,000	10.500%, 02/28/2018	11,075,000
		45,857,499
	Total Energy (Cost $45,649,306)	47,228,999

	Financials - 0.10%
	Capital Markets - 0.10%
	Stifel Financial Corp.
40,000	6.700%, 01/15/2022 (c)	1,042,800
	Total Financials (Cost $1,002,400)	1,042,800

	Health Care - 2.19%
	Health Care Providers & Services - 0.95%
	Acadia Healthcare Co., Inc.
1,948,000	12.875%, 11/01/2018	2,347,340
	Examworks Group, Inc.
6,825,000	9.000%, 07/15/2019	7,388,063
		9,735,403
	Pharmaceuticals - 1.24%
	Valeant Pharmaceuticals International, Inc. (b)(e)
2,000,000	6.750%, 10/01/2017 (Acquired 06/24/2013, Cost $2,069,988)	2,080,000
3,000,000	6.875%, 12/01/2018 (Acquired 06/20/2013, Cost $3,139,596)	3,090,000
	VPII Escrow Corp. (b)(d)(e)
2,250,000	6.750%, 08/15/2018 (Acquired 06/27/2013, Cost $2,277,500)	2,309,063
	Warner Chilcott Corp. (d)
5,000,000	7.750%, 09/15/2018	5,425,000
		12,904,063
	Total Health Care (Cost $21,018,270)	22,639,466

	Industrials - 4.23%
	Aerospace & Defense - 0.96%
	Kratos Defense & Security Solutions, Inc.
4,500,000	10.000%, 06/01/2017	4,837,500
	TransDigm, Inc.
3,000,000	7.750%, 12/15/2018	3,172,500
2,000,000	5.500%, 10/15/2020 (e)	1,900,000
		9,910,000
	Commercial Services & Supplies - 0.44%
	R. R. Donnelley & Sons Co.
4,000,000	8.600%, 08/15/2016	4,580,000

	Construction & Engineering - 0.57%
	Tutor Perini Corp.
5,575,000	7.625%, 11/01/2018	5,825,875

	Electrical Equipment, Instruments & Components - 1.53%
	Polypore International, Inc.
15,000,000	7.500%, 11/15/2017	15,712,500

	Machinery - 0.36%
	Mueller Water Products Inc.
3,570,000	7.375%, 06/01/2017	3,677,100

	Road & Rail - 0.37%
	Quality Distribution LLC/QD Capital Corp.
3,500,000	9.875%, 11/01/2018	3,823,750
	Total Industrials (Cost $42,551,327)	43,529,225

	Information Technology - 2.27%
	Electronic Equipment, Instruments & Components - 0.36%
	Kemet Corp.
3,625,000	10.500%, 05/01/2018	3,715,625

	IT Services - 1.11%
	iGATE Corp.
11,000,000	9.000%, 05/01/2016	11,495,000

	Software - 0.80%
	Audatex North America, Inc. (e)
3,500,000	6.750%, 06/15/2018	3,692,500
4,500,000	6.000%, 06/15/2021 (Acquired 06/27/2013 - 06/28/2013, Cost $4,500,000)(b)	4,511,250
		8,203,750
	Total Information Technology (Cost $23,378,779)	23,414,375

	Materials - 1.12%
	Chemicals - 0.74%
	Kraton Performance Polymers, Inc.
1,225,000	6.750%, 03/01/2019	1,243,375
	Omnova Solutions, Inc.
2,510,000	7.875%, 11/01/2018	2,622,950
	Tronox Finance LLC (b)(e)
4,000,000	6.375%, 08/15/2020 (Acquired 02/14/2013 - 02/28/2013, Cost $4,011,250)	3,790,000
		7,656,325
	Metals & Mining - 0.38%
	Molycorp Inc.
4,000,000	10.000%, 06/01/2020	3,900,000
	Total Materials (Cost $11,937,421)	11,556,325

	Telecommunication Services - 0.29%
	Diversified Telecommunications - 0.29%
	Consolidated Communications
2,600,000	10.875%, 06/01/2020	2,951,000
	Total Telecommunication Services (Cost $2,803,141)	2,951,000

	TOTAL CORPORATE BONDS (Cost $170,316,852)	175,744,628

	SHORT TERM INVESTMENTS - 19.98%
	Investment Company - 19.98%
95,000,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.077% (f)	95,000,000
15,783,819	SEI Daily Income Treasury II - Class B - 0.01%, 2.130% (f)	15,783,819
95,000,000	The STIT-Treasury Portfolio - 0.02%, 0.051% (f)	95,000,000
	Total Investment Company	205,783,819

	TOTAL SHORT TERM INVESTMENTS (Cost $205,783,819)	205,783,819

	Total Investments (Cost ($935,542,325) - 99.79%	1,027,734,894
	Other Assets in Excess of Liabilities - 0.21%	2,153,512
	TOTAL NET ASSETS - 100.00%	$1,029,888,406

ADR	American Depository Receipt
PLC	Public Limited Company
(a)	Illiquid Security. The total value of these securities amounted to $40,756,250 (3.96% of net assets) at June 30, 2013.
(b)	Restricted security deemed liquid. The total value of restricted securities is $28,048,438 (2.72% of net assets) at June 30, 2013.
(c)	Non Income Producing
(d)	Foreign Issued Security. The total value of these securities amounted to $128,938,338 (12.52% of net assets) at June 30, 2013.
(e)	144A Security. The total value of these securities is $29,948,438 (2.91% of net assets) at June 30, 2013.
(f)	7-day yield
(g)	Portions of these investments are segregated as collateral for open written option contacts.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$935,542,325
	Premium on options written	829,675
	Gross unrealized appreciation	104,079,600
	Gross unrealized depreciation	(12,005,271)
	Net unrealized appreciation	$92,074,329

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Buffalo Flexible Income Fund
Schedule of Options Written
June 30, 2013 (Unaudited)

Contracts		Value
CALL OPTIONS

	AT&T Inc.
500	Expiration: October 2013, Exercise Price: $39.00	$8,000
	Baker Hughes, Inc.
350	Expiration: October 2013, Exercise Price: $50.00	43,750
	Baxter International, Inc.
500	Expiration: November 2013, Exercise Price: $80.00	16,750
	The Boeing Co.
250	Expiration: August 2013, Exercise Price: $85.00	441,875
	BP PLC
1,000	Expiration: July 2013, Exercise Price: $50.00	1,000
250	Expiration: October 2013, Exercise Price: $47.00	9,750
	Cisco Systems, Inc.
1,000	Expiration: October 2013, Exercise Price: $28.00	21,000
	The Clorox Co.
40	Expiration: October 2013, Exercise Price: $92.50	1,560
250	Expiration: October 2013, Exercise Price: $95.00	4,375
	The Coca Cola Co.
500	Expiration: November 2013, Exercise Price: $45.00	12,750
	ConocoPhillios
250	Expiration: November 2013, Exercise Price: $70.00	4,750
	The Dow Chemical Co.
450	Expiration: December 2013, Exercise Price: $41.00	7,875
	E.I. du Pont de Nemours and Company
150	Expiration: October 2013, Exercise Price: $62.50	1,875
	Exxon Mobil Corp.
200	Expiration: October 2013, Exercise Price: $100.00	7,200
	Helmerich & Payne, Inc.
100	Expiration: December 2013, Exercise Price: $75.00	13,000
	Hess Corp.
50	Expiration: August 2013, Exercise Price: $80.00	700
	HollyFrontier Corp.
200	Expiration: September 2013, Exercise Price: $50.00	13,000
100	Expiration: September 2013, Exercise Price: $54.00	2,900
1,178	Expiration: September 2013, Exercise Price: $59.00	11,780
	Illinois Tool Works Inc.
100	Expiration: December 2013, Exercise Price: $80.00	6,000
	Intel Corp.
500	Expiration: July 2013, Exercise Price: $22.00	122,500
500	Expiration: October 2013, Exercise Price: $27.00	17,000
150	Expiration: October 2013, Exercise Price: $28.00	2,550
	International Business Machines Corp. (IBM)
250	Expiration: July 2013, Exercise Price: $210.00	6,000
	Johnson & Johnson
500	Expiration: October 2013, Exercise Price: $95.00	18,500
	Marathon Oil Corp.
200	Expiration: October 2013, Exercise Price: $41.00	6,200
	Northern Trust Corp.
100	Expiration: October 2013, Exercise Price: $65.00	3,500
	Patterson-UTI Energy, Inc.
250	Expiration: August 2013, Exercise Price: $25.00	1,250
250	Expiration: August 2013, Exercise Price: $26.00	625
850	Expiration: November 2013, Exercise Price: $25.00	21,250
	Pitney Bowes Inc.
500	Expiration: October 2013, Exercise Price: $17.00	15,000
	The Procter & Gamble Co.
50	Expiration: October 2013, Exercise Price: $85.00	3,050
	Republic Services, Inc.
50	Expiration: July 2013, Exercise Price: $35.00	1,350
	Schlumberger Ltd.
50	Expiration: August 2013, Exercise Price: $82.50	550
250	Expiration: August 2013, Exercise Price: $85.00	1,500
200	Expiration: November 2013, Exercise Price: $77.50	42,000
	Suncor Energy, Inc.
150	Expiration: December 2013, Exercise Price: $33.00	12,900
	Sysco Corp.
250	Expiration: November 2013, Exercise Price: $37.00	6,250
	Waste Management, Inc.
550	Expiration: October 2013, Exercise Price: $43.00	22,550
	Weyerhaeuser Co.
300	Expiration: October 2013, Exercise Price: $32.00	13,500
	Total Written Option (Premium received $829,675)	$947,915

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Growth Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.33%
	Consumer Discretionary - 11.29%
	Auto Components - 2.17%
202,100	Harman International Industries, Inc.	10,953,820

	Hotels, Restaurants & Leisure - 4.08%
87,000	McDonald's Corporation	$8,613,000
356,900	MGM Resorts International (a)	5,274,982
106,900	Starwood Hotels & Resorts Worldwide, Inc.	6,755,011
		20,642,993
	Textiles, Apparel & Luxury Goods - 5.04%
135,800	Coach, Inc.	7,752,822
173,800	NIKE, Inc.	11,067,584
111,000	Under Armour, Inc. - Class A (a)	6,627,810
		25,448,216
	Total Consumer Discretionary (Cost $44,918,560)	57,045,029

	Consumer Staples - 5.05%
	Beverages - 1.85%
232,900	The Coca Cola Co.	9,341,619

	Food & Staples Retailing - 3.20%
198,300	Walgreen Co.	8,764,860
144,000	Whole Foods Market, Inc.	7,413,120
		16,177,980
	Total Consumer Staples (Cost $20,846,906)	25,519,599

	Energy - 7.17%
	Energy Equipment & Services - 7.17%
252,500	Baker Hughes, Inc.	11,647,825
84,076	Dril-Quip, Inc. (a)	7,591,222
70,082	Lufkin Industries, Inc.	6,200,155
151,100	Schlumberger Ltd. (b)	10,827,826
	Total Energy (Cost $36,793,600)	36,267,028

	Financials - 11.37%
	Capital Markets - 5.26%
39,200	Affiliated Managers Group, Inc. (a)	6,426,448
38,850	Artisan Partners Asset Management, Inc. (a)	1,939,004
190,510	Northern Trust Corp.	11,030,529
47,500	The Goldman Sachs Group, Inc.	7,184,375
		26,580,356
	Commercial Banks - 2.12%
202,900	JPMorgan Chase & Co.	10,711,091

	Diversifed Financial Services - 1.87%
53,200	IntercontinentalExchange Inc. (a)	9,456,832

	Diversified Financial Services - 2.12%
141,100	CME Group Inc.	10,720,778
	Total Financials (Cost $43,817,971)	57,469,057

	Health Care - 11.65%
	Health Care Equipment & Supplies - 5.47%
359,348	Align Technology, Inc. (a)	13,310,250
138,800	Baxter International, Inc.	9,614,676
114,400	Haemonetics Corp. (a)	4,730,440
		27,655,366
	Life Sciences Tools & Services - 1.13%
134,575	Quintiles Transnational Holdings Inc. (a)	5,727,512

	Pharmaceuticals - 5.05%
257,300	Abbott Laboratories	8,974,624
116,309	Allergan, Inc.	9,797,870
137,100	Eli Lilly and Company	6,734,352
		25,506,846
	Total Health Care (Cost $44,289,230)	58,889,724

	Industrials - 16.34%
	Aerospace & Defense - 1.92%
94,800	The Boeing Co.	9,711,312

	Air Freight & Logistics - 1.70%
87,300	FedEx Corp.	8,606,034

	Building Products - 1.53%
199,825	Fortune Brands Home & Security Inc. (a)	7,741,221

	Commerical Services and Supplies - 1.41%
64,600	Stericycle, Inc. (a)	7,133,778

	Electrical Equipment - 1.90%
176,500	Emerson Electric Co.	9,626,310

	Industrial Conglomerates - 3.09%
75,300	3M Co.	8,234,055
317,100	General Electric Co.	7,353,549
		15,587,604
	Machinery - 3.54%
122,000	Chart Industries, Inc. (a)	11,478,979
110,700	Pentair Ltd. (b)	6,386,283
		17,865,262
	Trading Companies & Distributors - 1.25%
25,100	W.W. Grainger, Inc.	6,329,718
	Total Industrials (Cost $61,598,098)	82,601,239

	Information Technology - 29.02%
	Communications Equipment - 6.56%
290,900	Cisco Systems, Inc.	7,071,779
127,500	F5 Networks, Inc. (a)	8,772,000
543,600	Juniper Networks, Inc. (a)	10,496,916
111,400	QUALCOMM, Inc.	6,804,312
		33,145,007
	Computers & Peripherals - 7.02%
42,900	Apple Inc.	16,991,831
454,400	EMC Corp. (a)	10,732,928
205,600	NetApp, Inc. (a)	7,767,568
		35,492,327
	Electronic Equipment, Instruments & Components - 1.34%
242,100	National Instruments Corporation	6,764,274

	Internet Software & Services - 6.15%
168,600	Akamai Technologies, Inc. (a)	7,173,930
149,800	eBay Inc. (a)	7,747,656
370,600	Facebook Inc. (a)	9,213,116
7,900	Google Inc. - Class A (a)	6,954,923
		31,089,625
	IT Services - 1.42%
39,200	Visa Inc.	7,163,800

	Semiconductors & Semiconductor Equipment - 4.83%
246,300	Altera Corporation	8,125,437
279,200	Broadcom Corp. - Class A	9,425,792
283,200	Intel Corp.	6,859,104
		24,410,333
	Software - 1.70%
279,700	Oracle Corp.	8,592,384
	Total Information Technology (Cost $120,469,646)	146,657,750

	Materials - 5.44%
	Chemicals - 5.44%
137,900	E.I. du Pont de Nemours and Company	7,239,750
88,700	Ecolab Inc.	7,556,353
60,900	Monsanto Co.	6,016,920
58,100	Praxair, Inc.	6,690,796
	Total Materials (Cost $23,105,986)	27,503,819

	TOTAL COMMON STOCKS (Cost $395,839,997)	491,953,245

	SHORT TERM INVESTMENTS - 3.38%
	Investment Company - 3.38%
17,099,616	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	17,099,616
	Total Investment Company	17,099,616

	TOTAL SHORT TERM INVESTMENTS (Cost $17,099,616)	17,099,616

	Total Investments (Cost ($412,939,613) - 100.71%	509,052,861
	Liabilities in Excess of Other Assets - (0.71)%	(3,576,128)
	TOTAL NET ASSETS - 100.00%	$505,476,733

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value for thee securites amounted to $ 17,214,109 (3.41% of net assets) at June 30, 2013.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$412,939,613
	Gross unrealized appreciation	101,097,306
	Gross unrealized depreciation	(4,984,058)
	Net unrealized appreciation	$96,113,248

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 4.24%
	Consumer Staples - 0.64%
	Food Products - 0.64%
11,666	Kraft Foods Group, Inc.	$651,779
35,000	Mondelez International Inc.	998,550
	Total Consumer Staples (Cost $1,072,872)	1,650,329

	Financials - 1.56%
	Diversified Financial Services - 0.71%
35,000	JPMorgan Chase & Co.	1,847,650

	Real Estate Management & Development - 0.85%
69,501	FirstService Corp. (a)(e)	2,173,991
	Total Financials (Cost $3,463,474)	4,021,641

	Health Care - 2.04%
	Pharmaceuticals - 2.04%
48,000	Abbott Laboratories	1,674,240
48,000	AbbVie, Inc.	1,984,321
19,000	Johnson & Johnson	1,631,340
	Total Health Care (Cost $3,344,229)	5,289,901

	Special Purpose Entity - 0.00%
	Broadcasting (except Internet) - 0.00%
725,000	Adelphia Recovery Trust (a)	-
	Total Special Purpose Entity (Cost $712,005)	-

	TOTAL COMMON STOCKS (Cost $8,592,580)	10,961,871

	CONVERTIBLE PREFERRED STOCKS - 2.13%
	Consumer Discretionary - 0.99%
	Media - 0.99%
2,005	The Interpublic Group of Companies, Inc.	2,561,889
	Total Consumer Discretionary (Cost $2,015,050)	2,561,889

	Health Care - 1.14%
	Health Care Providers & Services - 1.14%
2,500	HealthSouth Corp.	2,947,500
	Total Health Care (Cost $2,563,619)	2,947,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,578,669)	5,509,389

	PREFERRED STOCKS - 1.30%
	Financials - 1.30%
	Capital Markets - 1.30%
54,785	AMG Capital Trust I	3,365,853
	Total Financials (Cost $2,632,571)	3,365,853

	TOTAL PREFERRED STOCKS (Cost $2,632,571)	3,365,853

	CONVERTIBLE BONDS - 14.39%
	Consumer Discretionary - 3.23%
	Media - 3.23%
	Lions Gate Entertainment Inc. (c)(e)
1,000,000	4.000%, 01/11/2017	2,652,500
5,000,000	1.250%, 04/15/2018	5,687,500
	Total Consumer Discretionary (Cost $6,000,000)	8,340,000

	Energy - 2.01%
	Energy Equipment & Services - 2.01%
	Hornbeck Offshore Services, Inc.
4,500,000	1.625%, 11/15/2026	5,191,650
	Total Energy (Cost $4,393,668)	5,191,650

	Financials - 0.53%
	Capital Markets - 0.53%
	Janus Capital Group, Inc.
1,300,000	3.250%, 07/15/2014	1,360,125
	Total Financials (Cost $1,302,025)	1,360,125

	Health Care - 2.26%
	Health Care Equipment & Supplies - 2.26%
	Accuray, Inc.
500,000	3.750%, 08/01/2016	481,875
2,100,000	3.500%, 02/01/2018 (Acquired 02/08/2013 - 02/13/2013, Cost $2,168,493)(b)	2,638,125
	Hologic, Inc.
2,700,000	2.000%, 12/15/2037	2,713,514
	Total Health Care (Cost $5,309,359)	5,833,514

	Industrials - 3.69%
	Commercial Services & Supplies - 0.50%
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014	1,292,500

	Electrical Equipment - 0.86%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	2,212,500

	Machinery - 0.94%
	Chart Industries, Inc.
250,000	2.000%, 08/01/2018	376,094
	The Greenbrier Companies, Inc.
2,000,000	3.500%, 04/01/2018	2,065,000
		2,441,094
	Trading Companies & Distributors - 1.39%
	Titan Machy, Inc.
2,000,000	3.750%, 05/01/2019	1,879,999
	WESCO International, Inc.
710,000	6.000%, 09/15/2029	1,749,263
		3,629,262
	Total Industrials (Cost $7,670,122)	9,575,356

	Information Technology - 2.59%
	Internet Software & Services - 0.81%
	Cornerstone Ondemand, Inc.
2,000,000	1.500%, 07/01/2018 (Acquired 06/12/2013, Cost $2,000,000)(b)(f)	2,102,500

	Software - 1.78%
	BroadSoft, Inc.
1,500,000	1.500%, 07/01/2018	1,539,375
	Rovi Corp.
3,000,000	2.625%, 02/15/2040	3,060,000
		4,599,375
	Total Information Technology (Cost $6,367,236)	6,701,875

	Materials - 0.08%
	Metals & Mining - 0.08%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	214,375
	Total Materials (Cost $200,000)	214,375

	TOTAL CONVERTIBLE BONDS (Cost $31,242,410)	37,216,895

	CORPORATE BONDS - 56.41%
	Consumer Discretionary - 17.30%
	Distributors - 0.19%
	LKQ Corp.
500,000	4.750%, 05/15/2023 (Acquired 05/02/2013, Cost $500,000)(b)(f)	478,750

	Diversified Consumer Services - 1.59%
	Coinstar, Inc.
1,000,000	6.000%, 03/15/2019 (Acquired 05/07/2013, Cost $1,000,000)(b)(f)	1,001,250
	Monitronics International Inc.
3,000,000	9.125%, 04/01/2020	3,120,000
		4,121,250
	Hotels, Restaurants & Leisure - 2.68%
	Ameristar Casinos, Inc.
125,000	7.500%, 04/15/2021	130,625
	Cedar Fair L.P.
600,000	9.125%, 08/01/2018	657,000
	Marina District Finance Co., Inc.
1,000,000	9.875%, 08/15/2018	1,045,000
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,760,000
	Royal Caribbean Cruises Ltd. (e)
1,615,000	7.500%, 10/15/2027	1,760,350
	Speedway Motorsports, Inc.
500,000	6.750%, 02/01/2019	525,000
	Vail Resorts, Inc.
1,000,000	6.500%, 05/01/2019	1,052,500
		6,930,475
	Household Durables - 0.94%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	2,202,500
	Libbey Glass, Inc.
225,000	6.875%, 05/15/2020	236,531
		2,439,031
	Leisure Equipment & Products - 1.22%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,150,000

	Media - 5.19%
	Interactive Data Corp.
500,000	10.250%, 08/01/2018	554,375
	Lamar Media Corp.
250,000	5.875%, 02/01/2022	258,125
250,000	5.000%, 05/01/2023	241,250
	Lions Gate Entertainment Inc. (e)
8,000,000	10.250%, 11/01/2016	8,609,999
	Live Nation Entertainment Inc.
1,000,000	7.000%, 09/01/2020 (Acquired 08/15/2012, Cost $1,005,625)(b)(f)	1,056,250
	MDC Partners Inc.
250,000	6.750%, 04/01/2020 (Acquired 03/15/2013, Cost $250,000)(b)(e)(f)	250,625
	Regal Entertainment Group
1,335,000	9.125%, 08/15/2018	1,475,175
1,000,000	5.750%, 06/15/2023	972,500
		13,418,299
	Specialty Retail - 2.46%
	Asbury Automotive Group, Inc.
3,200,000	7.625%, 03/15/2017	3,300,032
	Penske Automotive Grp, Inc.
2,500,000	5.750%, 10/01/2022	2,562,500
	Sonic Automotive, Inc.
500,000	5.000%, 05/15/2023 (Acquired 05/06/2013, Cost $500,000)(b)(f)	487,500
		6,350,032
	Textiles, Apparel & Luxury Goods - 3.03%
	Perry Ellis International, Inc.
4,000,000	7.875%, 04/01/2019	4,230,000
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,600,187
		7,830,187
	Total Consumer Discretionary (Cost $41,537,150)	44,718,024

	Consumer Staples - 3.76%
	Food & Staples Retailing - 0.83%
	Pantry, Inc.
2,000,000	8.375%, 08/01/2020	2,157,500

	Food Products - 1.27%
	Darling International, Inc.
100,000	8.500%, 12/15/2018	111,125
	Post Holdings, Inc.
125,000	7.375%, 02/15/2022	134,375
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	3,045,625
		3,291,125
	Personal Products - 1.66%
	Prestige Brands Inc.
4,000,000	8.250%, 04/01/2018	4,280,000
	Total Consumer Staples (Cost $8,911,756)	9,728,625

	Energy - 8.00%
	Energy Equipment & Services - 0.95%
	Heckmann Corp.
500,000	9.875%, 04/15/2018	527,500
	Hornbeck Offshore Services, Inc.
600,000	5.875%, 04/01/2020	606,000
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018	1,062,500
	SESI LLC
250,000	7.125%, 12/15/2021	271,250
		2,467,250
	Oil, Gas & Consumable Fuels - 6.30%
	Berry Petroleum Co.
665,000	10.250%, 06/01/2014	704,900
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Co.
2,500,000	8.250%, 12/15/2017	2,643,750
	Concho Resources, Inc.
550,000	6.500%, 01/15/2022	584,375
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	110,000
	Frontier Oil Corp.
1,000,000	6.875%, 11/15/2018	1,077,500
	Gulfport Energy Corp.
4,000,000	7.750%, 11/01/2020 (Acquired various dates, Cost $3,990,000)(b)(f)	4,070,000
	Suburban Propane Partners L. P. Sr Nt 7.375% 21
2,533,000	7.375%, 08/01/2021	2,646,985
	United Refining Co.
4,000,000	10.500%, 02/28/2018	4,430,000
		16,267,510
	Pipelines - 0.75%
	Inergy Midstream LLC
2,000,000	6.000%, 12/15/2020 (Acquired 11/29/2012, Cost $2,000,000)(b)(f)	1,940,000
	Total Energy (Cost $20,061,629)	20,674,760

	Health Care - 4.16%
	Health Care Providers & Services - 2.59%
	Acadia Healthcare Co., Inc.
1,947,000	12.875%, 11/01/2018	2,346,135
	CHS/Community Health Systems Inc.
200,000	7.125%, 07/15/2020	206,250
	Examworks Group, Inc.
3,825,000	9.000%, 07/15/2019	4,140,563
		6,692,948
	Pharmaceuticals - 1.57%
	VPII Escrow Corp.
250,000	6.750%, 08/15/2018 (Acquired 06/27/2013, Cost $250,000)(b)(e)(f)	256,563
	Warner Chilcott Corp.
3,500,000	7.750%, 09/15/2018 (e)	3,797,500
		4,054,063
	Total Health Care (Cost $9,563,256)	10,747,011

	Industrials - 14.36%
	Aerospace & Defense - 6.12%
	AAR Corp.
3,000,000	7.250%, 01/15/2022	3,232,500
	B E Aerospace
1,000,000	5.250%, 04/01/2022	1,000,000
	Kratos Defense & Security Solutions, Inc.
3,500,000	10.000%, 06/01/2017	3,762,499
	TransDigm, Inc.
2,000,000	7.750%, 12/15/2018	2,115,000
1,000,000	5.500%, 10/15/2020 (f)	950,000
1,000,000	7.500%, 07/15/2021 (Acquired 06/25/2013, Cost $1,000,000)(b)(f)	1,025,000
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,273,625
1,000,000	8.625%, 07/15/2018	1,085,000
400,000	4.875%, 04/01/2021 (Acquired 02/11/2013, Cost $400,000)(b)(f)	399,000
		15,842,624
	Commercial Services & Supplies - 3.04%
	Casella Waste Systems, Inc.
3,410,000	7.750%, 02/15/2019	3,256,550
	Clean Harbors, Inc.
100,000	5.250%, 08/01/2020	102,000
	Covanta Holding Corp.
1,000,000	7.250%, 12/01/2020	1,053,586
	R. R. Donnelley & Sons Co.
3,000,000	8.600%, 08/15/2016	3,435,000
		7,847,136
	Construction & Engineering - 1.68%
	MasTec, Inc.
500,000	4.875%, 03/15/2023	476,250
	Tutor Perini Corp.
3,700,000	7.625%, 11/01/2018	3,866,500
		4,342,750
	Electrical Equipment, Instruments & Components - 0.99%
	Polypore International, Inc.
2,450,000	7.500%, 11/15/2017	2,566,375

	Machinery - 0.80%
	Mueller Water Products Inc.
2,000,000	7.375%, 06/01/2017	2,060,000

	Perfessional Services - 0.30%
	FTI Consulting, Inc.
750,000	6.000%, 11/15/2022 (Acquired 11/09/2013, Cost $750,000)(b)(f)	763,125

	Road & Rail - 1.43%
	Kansas City Southern de Mexico SA de CV (e)
353,000	6.125%, 06/15/2021	401,538
	Quality Distribution LLC/QD Capital Corp.
3,025,000	9.875%, 11/01/2018	3,304,812
		3,706,350
	Total Industrials (Cost $35,471,445)	37,128,360

	Information Technology - 6.72%
	Electronic Equipment, Instruments & Components - 0.89%
	Anixter Inc.
500,000	5.625%, 05/01/2019	520,000
	Kemet Corp.
1,750,000	10.500%, 05/01/2018	1,793,750
		2,313,750
	Internet Software & Services - 1.90%
	Dealertrack Technologies Inc Sr Nt 1.5% 17
3,000,000	1.500%, 03/15/2017	3,480,000
	Equinix, Inc.
250,000	7.000%, 07/15/2021	272,188
	j2 Global, Inc.
1,100,000	8.000%, 08/01/2020	1,155,000
		4,907,188
	IT Services - 2.02%
	iGATE Corp.
5,000,000	9.000%, 05/01/2016	5,225,000

	Semiconductors & Semiconductor Equipment - 0.91%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	582,664
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,764,058
		2,346,722
	Software - 1.00%
	Audatex North America, Inc.
1,500,000	6.750%, 06/15/2018	1,582,500
1,000,000	6.000%, 06/15/2021 (Acquired 06/27/2013 - 06/28/2013, Cost $1,000,000)(b)(f)	1,002,500
		2,585,000
	Total Information Technology (Cost $15,981,678)	17,377,660

	Materials - 1.25%
	Metals & Mining - 1.25%
	Molycorp Inc.
2,000,000	10.000%, 06/01/2020	1,950,000
	Steel Dynamics, Inc.
250,000	6.125%, 08/15/2019 (Acquired 08/02/2012, Cost $250,000)(b)(f)	265,625
500,000	7.625%, 03/15/2020	535,000
500,000	5.250%, 04/15/2023 (Acquired 03/12/2013, Cost $500,000)(b)(f)	491,250
	Total Materials (Cost $3,248,761)	3,241,875

	Telecommunication Services - 0.86%
	Diversified Telecommunications - 0.86%
	Consolidated Communications
1,000,000	10.875%, 06/01/2020	1,135,000
	Level 3 Financing, Inc.
1,000,000	10.000%, 02/01/2018	1,080,000
	Total Telecommunication Services (Cost $2,131,638)	2,215,000

	TOTAL CORPORATE BONDS (Cost $136,907,313)	145,831,315

	SHORT TERM INVESTMENTS - 21.35%
	Investment Company - 21.35%
25,000,000	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01%, 0.077% (g)	25,000,000
5,204,039	SEI Daily Income Treasury II - Class B - 0.01% (g)	5,204,039
25,000,000	The STIT-Treasury Portfolio - 0.02%, 0.051% (g)	25,000,000
	Total Investment Company	55,204,039

	TOTAL INVESTMENT COMPANIES (Cost $55,204,039)	55,204,039

	Total Investments (Cost ($239,157,582) - 99.82%	258,089,362
	Other Assets in Excess of Liabilities - 0.18%	461,005
	TOTAL NET ASSETS - 100.00%	$258,550,367

(a)	Non Income Producing
(b)	Restricted security deemed liquid. The total value of restricted securities is $18,228,063 (7.05% of net assets) at June 30, 2013.
(c)	Illiquid Security. The total value of these securities amounted to $8,340,000 (3.23% of net assets) at June 30, 2013.
(d)	Fair Valued Security.The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2013.
(e)	Foreign Issued Security. The total value of these securities amounted to $25,590,566 (9.90% of net assets) at June 30, 2013.
(f)	144A Security. The total value of these securities amounted to $16,539,625 (6.40% of net assets) at June 30, 2013.
(g)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$239,157,582
	Gross unrealized appreciation	20,341,619
	Gross unrealized depreciation	(1,409,839)
	Net unrealized appreciation	$18,931,780

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo International Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 83.39%
	Bermuda - 0.92%
	Pharmaceuticals - 0.92%
1,500,000	Sihuan Pharmaceutical Holdings Group Ltd.(a)(c)	$986,327
	Total Bermuda (Cost $879,218)	986,327

	Brazil - 3.16%
	Diversified Financial Services - 0.95%
184,320	BM&F Bovespa SA	1,012,734

	Health Care Providers & Services - 0.54%
70,000	Fleury SA	575,974

	Real Estate Management & Development - 0.58%
36,000	BR Properties SA	305,734
32,000	Iguatemi Empresa de Shopping Centers SA	314,931
		620,665
	Wireless Telecommunication Services - 1.09%
62,130	Tim Participacoes SA - ADR	1,155,617
	Total Brazil (Cost $4,227,841)	3,364,990

	Canada - 0.62%
	Metals & Mining - 0.17%
8,400	Teck Resources Ltd. - Class B	179,508

	Road & Rail - 0.45%
4,000	Canadian Pacific Railway Ltd.	485,520
	Total Canada (Cost $586,042)	665,028

	Cayman Islands - 0.91%
	Internet & Catalog Retail - 0.44%
35,000	LightInTheBox Holding Co., Ltd. - ADR (a)	471,100

	Pharmaceutical and Medicine Manufacturing - 0.47%
24,000	WuXi PharmaTech Cayman, Inc. - ADR(a)	504,000
	Total Cayman Islands (Cost $837,338)	975,100

	Chile - 1.09%
	Beverages - 1.09%
40,500	Cie Cervecerias Unidas S.A. - ADR	1,158,705
	Total Chile (Cost $794,327)	1,158,705

	China - 7.12%
	Automobiles - 1.25%
310,000	Great Wall Motor Company Ltd. - Class H	1,336,956

	Communications Equipment - 1.61%
304,000	AAC Technologies Holdings Inc.	1,716,751

	Gas Utilities - 0.75%
150,000	ENN Energy Holdings Ltd.	799,698

	Health Care Equipment & Supplies - 1.01%
28,700	Mindray Medical International Ltd. - ADR	1,074,815

	Personal Products - 1.63%
2,526,000	Prince Frog International Holdings Ltd.	1,745,652

	Specialty Retail - 0.87%
192,303	Lentuo Internationl Inc. - ADR(a)	923,054
	Total China (Cost $4,988,086)	7,596,926

	France - 10.43%
	Beverages - 0.94%
9,000	Pernod-Ricard SA	997,982

	Chemicals - 1.01%
8,700	Air Liquide SA	1,074,336

	Electrical Equipment - 1.16%
17,000	Schneider Electric	1,233,189

	Energy Equipment & Services - 1.09%
11,500	Technip SA	1,167,723

	Food Products - 2.05%
27,100	Danonne S.A.	2,033,929
2,000	Naturex	146,695
		2,180,624
	Media - 0.75%
125,000	Havas SA	800,836

	Multiline Retail - 1.43%
7,500	Kering	1,524,386

	Software - 1.33%
11,600	Dassault Systemes S.A.	1,419,009

	Textiles, Apparel & Luxury Goods - 0.67%
4,400	LVMH Moet Hennessy Louis Vuitton SA	713,040
	Total France (Cost $9,801,832)	11,111,125

	Germany - 14.89%
	Automobiles - 0.37%
2,000	Bayerische Motoren Werke AG	174,889
7,500	Bayerische Motoren Werke AG - ADR	218,475
		393,364
	Chemicals - 1.22%
7,000	Linde AG	1,306,133

	Food Products - 0.75%
2,200	KWS Saat AG	795,941

	Health Care Equipment & Supplies - 1.58%
13,700	Fresenius SE & Co. KGaA	1,688,917

	Household Products - 1.79%
24,400	Henkel AG & Co. KGaA	1,913,545

	Industrial Conglomerates - 0.97%
10,200	Siemens AG - ADR	1,033,362

	Insurance - 1.12%
6,500	Muenchener Rueckversicherungs-Gesellschaft AG.	1,196,340

	Machinery - 0.89%
22,500	KUKA AG(a)	951,387

	Pharmaceuticals - 1.92%
3,000	Bayer AG - ADR	320,010
16,100	Bayer AG	1,716,962
		2,036,972
	Software - 1.63%
23,900	SAP AG - ADR	1,740,637

	Textiles, Apparel & Luxury Goods - 2.65%
17,700	Adidas AG	1,915,468
3,200	Puma SE	900,736
		2,816,204
	Total Germany (Cost $12,211,129)	15,872,802

	Hong Kong - 7.97%
	Commercial Banks - 0.53%
184,000	BOC Hong Kong Holdings Ltd.	565,803

	Diversified Financial Services - 0.20%
200,000	First Pacific Co. Ltd.	214,284

	Gas Utilities - 0.70%
290,000	China Resources Gas Group Ltd.	747,803

	Industrial Conglomerates - 4.34%
170,000	Beijing Enterprise Holdings Ltd.	1,224,141
28,184	Jardine Matheson Holding Ltd.	1,705,133
46,695	Jardine Strategic Holdings Ltd.	1,695,029
		4,624,303
	Insurance - 0.81%
205,000	AIA Group Ltd.	868,258

	Oil, Gas & Consumable Fuels - 0.66%
396,000	Kunlun Energy Company Ltd.	702,543

	Pharmaceuticals - 0.73%
1,200,000	Sino Biopharmaceutical Ltd.	778,231
	Total Hong Kong (Cost $7,254,534)	8,501,225

	India - 1.00%
	Pharmaceuticals - 1.00%
28,300	Dr. Reddy's Laboratories Ltd. - ADR	1,070,306
	Total India (Cost $721,953)	1,070,306

	Israel - 0.57%
	Pharmaceuticals - 0.57%
15,600	Teva Pharmaceutical Industries Ltd. - ADR	611,520
	Total Israel (Cost $656,068)	611,520

	Italy - 2.15%
	Beverages - 0.89%
130,000	Davide Campari-Milano SpA	941,673

	Commercial Services & Supplies - 0.70%
329,302	Moleskine S.p.A.(a)	747,966

	Health Care Equipment & Supplies - 0.56%
15,000	DiaSorin SpA	598,821
	Total Italy (Cost $2,413,454)	2,288,460

	Japan - 2.25%
	Machinery - 1.87%
5,000	FANUC CORP.	724,945
55,000	Komatsu LTD.	1,271,576
		1,996,521
	Office Electronics - 0.38%
12,200	CANON INC. - ADR	401,014
	Total Japan (Cost $2,711,572)	2,397,535

	Luxembourg - 0.80%
	Wireless Telecommunication Services - 0.80%
11,900	Millicom Internationall Cellular SA	857,263
	Total Luxembourg (Cost $890,509)	857,263

	Mexico - 0.41%
	Food & Staples Retailing - 0.41%
15,800	Wal-Mart de Mexico SAB de CV - ADR	442,400
	Total Mexico (Cost $414,747)	442,400

	Netherlands - 4.65%
	Air Freight & Logistics - 0.53%
75,000	TNT Express NV	562,505

	Computers & Peripherals - 0.93%
11,000	Gemalto	995,965

	Food Products - 1.36%
37,000	Unilever NV - NY Shares - ADR	1,454,470

	IT Services - 0.85%
34,600	InterXion Holding NV(a)	904,098

	Semiconductors & Semiconductor Equipment - 0.98%
13,241	ASML Holding NV - ADR	1,047,363
	Total Netherlands (Cost $3,910,776)	4,964,401

	Norway - 2.03%
	Commercial Services & Supplies - 0.73%
92,000	Tomra Systems ASA	780,001

	Diversified Telecommunication Services - 1.30%
70,000	Telenor Asa	1,387,474
	Total Norway (Cost $2,172,214)	2,167,475

	Republic of Korea - 0.55%
	Semiconductor and Other Electronic Component Manufacturing - 0.55%
500	Samsung Electronic Co., Ltd.	587,540
	Total Republic of Korea (Cost $552,687)	587,540

	Singapore - 1.08%
	Semiconductors & Semiconductor Equipment - 1.08%
30,770	Avago Technologies Ltd.	1,150,183
	Total Singapore (Cost $1,046,363)	1,150,183

	Spain - 1.16%
	Specialty Retail - 1.16%
10,000	Inditex S.A.	1,234,478
	Total Spain (Cost $844,268)	1,234,478

	Sweden - 1.31%
	Communications Equipment - 1.31%
124,000	Telefonaktirbolaget LM Ericsson - ADR	1,398,720
	Total Sweden (Cost $1,477,278)	1,398,720

	Switzerland - 8.30%
	Capital Markets - 2.48%
92,900	GAM Holding AG	1,426,129
31,337	Julius Baer Group Ltd.	1,223,886
		2,650,015
	Chemicals - 1.10%
15,000	Syngenta AG - ADR	1,167,900

	Electrical Equipment - 1.27%
62,400	ABB Ltd. - ADR	1,351,584

	Insurance - 0.94%
13,500	Swiss Re AG	1,004,764

	Specialty Retail - 1.14%
10,000	Dufry AG(a)	1,213,276

	Textiles, Apparel & Luxury Goods - 1.37%
16,500	Cie Financiere Richemont SA - Class BR A	1,459,505
	Total Switzerland (Cost $7,576,854)	8,847,044

	Taiwan, Province of China - 1.45%
	Semiconductors & Semiconductor Equipment - 1.45%
84,281	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,544,028
	Total Taiwan, Province of China (Cost $858,239)	1,544,028

	United Kingdom - 8.57%
	Beverages - 1.81%
12,600	Diageo PLC - ADR	1,448,370
10,000	SABMiller plc	479,482
		1,927,852
	Capital Markets - 2.83%
121,250	Aberdeen Asset Management PLC	705,945
41,500	Schroders PLC	1,377,906
35,500	Schroders PLC	927,618
		3,011,469
	Energy Equipment & Services - 0.56%
33,000	Petrofac Ltd.	601,296

	Health Care Equipment & Supplies - 0.78%
14,900	Smith & Nephew PLC - ADR	835,741

	Hotels, Restaurants & Leisure - 1.29%
161,085	Millennium & Copthorne Hotels PLC	1,374,470

	Internet Software & Services - 1.30%
90,000	Telecity Group PLC	1,388,027
	Total United Kingdom (Cost $7,208,450)	9,138,855

	TOTAL COMMON STOCKS (Cost $75,035,779)	88,932,436

	PREFERRED STOCKS - 1.85%
	Brazil - 1.85%
	Beverages - 1.33%
38,100	Cie de Bebidas das Americas (AMBEV) - ADR	1,423,035

	Oil, Gas & Consumable Fuels - 0.52%
37,800	Petroleo Brasileiro S.A. - ADR	554,148
	Total Brazil (Cost $2,094,368)	1,977,183

	TOTAL PREFERRED STOCKS (Cost $2,094,368)	1,977,183

	RIGHTS - 0.02%
25,000	First Pacific Rights (a)	2,127
7,500	Groupe FNAC S.A. (a)	19,554
	TOTAL RIGHTS (Cost $28,938)	21,681

	SHORT TERM INVESTMENTS - 5.38%
	Investment Company - 5.38%
5,736,048	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (b)	5,736,048
	Total Investment Company	5,736,048

	TOTAL SHORT TERM INVESTMENTS (Cost $5,736,048)	5,736,048

	Total Investments (Cost ($82,895,133) - 90.64%	96,667,348
	Other Assets in Excess of Liabilities - 9.36%	9,981,550
	TOTAL NET ASSETS - 100.00%	$106,648,898

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	7-day yeild
(c)	Affliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $986,327 (0.92% of net assets) at June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$82,895,133
	Gross unrealized appreciation	18,360,903
	Gross unrealized depreciation	(4,588,688)
	Net unrealized appreciation	$13,772,215

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

As of June 30, 2013, the industry diversification was as follows:
	Fair Value	Percentage
Common Stocks
Air Freight & Logistics	562,505	0.53%
Automobiles	1,730,320	1.62%
Beverages	5,026,212	4.71%
Capital Markets	5,661,484	5.31%
Chemicals	3,548,369	3.33%
Commercial Banks	565,803	0.53%
Commercial Services & Supplies	1,527,967	1.43%
Communications Equipment	3,115,471	2.92%
Computers & Peripherals	995,965	0.93%
Diversified Financial Services	1,227,018	1.15%
Diversified Telecommunication Services	1,387,474	1.30%
Electrical Equipment	2,584,773	2.42%
Energy Equipment & Services	1,769,019	1.66%
Food & Staples Retailing	442,400	0.41%
Food Products	4,431,035	4.15%
Gas Utilities	1,547,501	1.45%
Health Care Equipment & Supplies	4,198,294	3.94%
Health Care Providers & Services	575,974	0.54%
Hotels, Restaurants & Leisure	1,374,470	1.29%
Household Products	1,913,545	1.79%
Industrial Conglomerates	5,657,665	5.30%
Insurance	3,069,362	2.88%
Internet & Catalog Retail	471,100	0.44%
Internet Software & Services	1,388,027	1.30%
IT Services	904,098	0.85%
Machinery	2,947,908	2.76%
Media	800,836	0.75%
Metals & Mining	179,508	0.17%
Multiline Retail	1,524,386	1.43%
Office Electronics	401,014	0.38%
Oil, Gas & Consumable Fuels	702,543	0.66%
Personal Products	1,745,652	1.64%
Pharmaceutical and Medicine Manufacturing	504,000	0.47%
Pharmaceuticals	5,483,356	5.14%
Real Estate Management & Development	620,665	0.58%
Road & Rail	485,520	0.46%
Semiconductor and Other Electronic Component Manufacturing	587,540	0.55%
Semiconductors & Semiconductor Equipment	3,741,574	3.51%
Software	3,159,646	2.96%
Specialty Retail	3,370,808	3.16%
Textiles, Apparel & Luxury Goods	4,988,749	4.68%
Wireless Telecommunication Services	2,012,880	1.89%
Total Common Stocks	88,932,436	83.39%

Preferred Stocks
Beverages	1,423,035	1.33%
Oil, Gas & Consumable Fuels	554,148	0.52%
Total Preferred Stocks	1,977,183	1.85%

Rights
	21,681	0.02%
Total Rights	21,681	0.02%

Short Term Investments
Investment Company	5,736,048	5.38%
Total Short Term Investments	5,736,048	5.38%

Total Investments	96,667,348	90.64%
Other Assets in Excess of Liabilities	9,981,550	9.36%
TOTAL NET ASSETS	$106,648,898	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.25%
	Consumer Discretionary - 13.93%
	Automobiles - 2.70%
6,300	TOYOTA MOTOR CORP. - ADR (b)	$760,158

	Hotels, Restaurants & Leisure - 2.49%
17,350	Marriott International, Inc. - Class A	700,420

	Media - 1.89%
4,300	Charter Communications, Inc. (a)	532,555

	Specialty Retail - 1.87%
10,500	TJX Companies, Inc.	525,630

	Textiles, Apparel & Luxury Goods - 4.98%
11,000	Coach, Inc.	627,990
12,150	NIKE, Inc.	773,712
		1,401,702
	Total Consumer Discretionary (Cost $3,181,524)	3,920,465

	Consumer Staples - 5.59%
	Food & Staples Retailing - 5.59%
5,900	Costco Wholesale Corp.	652,363
17,900	Whole Foods Market, Inc.	921,492
	Total Consumer Staples (Cost $1,079,975)	1,573,855

	Energy - 5.32%
	Energy Equipment & Services - 5.32%
7,200	National Oilwell Varco Inc.	496,080
13,979	Schlumberger Ltd. (b)	1,001,735
	Total Energy (Cost $1,204,742)	1,497,815

	Financials - 12.47%
	Capital Markets - 3.79%
6,300	T. Rowe Price Group Inc.	460,845
4,000	The Goldman Sachs Group, Inc.	605,000
		1,065,845
	Commercial Banks - 2.86%
15,250	JPMorgan Chase & Co.	805,048

	Diversified Financial Services - 5.82%
8,075	American Express Co.	603,687
3,850	Franklin Resources, Inc.	523,677
2,875	IntercontinentalExchange Inc. (a)	511,060
		1,638,424
	Total Financials (Cost $2,357,880)	3,509,317

	Health Care - 16.42%
	Biotechnology - 2.40%
13,200	Gilead Sciences, Inc. (a)	675,972

	Health Care Technology - 2.39%
7,000	Cerner Corporation (a)	672,630

	Life Sciences Tools & Services - 2.19%
18,950	PerkinElmer, Inc.	615,875

	Pharmaceuticals - 9.44%
9,900	Eli Lilly and Company	486,288
12,800	Forest Laboratories, Inc. (a)	524,800
28,425	Hospira, Inc. (a)	1,088,962
4,600	Perrigo Company	556,600
		2,656,650
	Total Health Care (Cost $3,505,156)	4,621,127

	Industrials - 15.31%
	Aerospace & Defense - 5.70%
3,300	Precision Castparts Corp.	745,833
8,400	The Boeing Co.	860,496
		1,606,329
	Air Freight & Logistics - 3.65%
10,200	C.H. Robinson Worldwide, Inc.	574,362
4,600	FedEx Corp.	453,468
		1,027,830
	Construction & Engineering - 1.70%
8,050	Fluor Corp.	477,446

	Machinery - 1.82%
6,200	Caterpillar Inc.	511,438

	Road & Rail - 2.44%
4,450	Union Pacific Corp.	686,546
	Total Industrials (Cost $3,151,583)	4,309,589

	Information Technology - 23.47%
	Communications Equipment - 5.49%
37,400	Juniper Networks, Inc. (a)	722,194
13,500	QUALCOMM, Inc.	824,579
		1,546,773
	Computers & Peripherals - 2.86%
2,035	Apple Inc.	806,023

	Internet Software & Services - 6.08%
12,800	eBay Inc. (a)	662,016
12,300	Facebook Inc. (a)	305,778
845	Google Inc. - Class A (a)	743,912
		1,711,706
	IT Services - 2.08%
3,200	Visa Inc.	584,800

	Semiconductors & Semiconductor Equipment - 4.46%
23,300	Altera Corporation	768,667
14,400	Broadcom Corp. - Class A	486,144
		1,254,811
	Software - 2.50%
22,950	Oracle Corp.	705,024
	Total Information Technology (Cost $5,333,100)	6,609,137

	Materials - 4.74%
	Chemicals - 4.74%
7,100	Monsanto Co.	701,480
5,500	Praxair, Inc.	633,380
	Total Materials (Cost $981,608)	1,334,860

	TOTAL COMMON STOCKS (Cost $20,795,568)	27,376,165

	SHORT TERM INVESTMENTS - 2.85%
	Investment Company - 2.85%
801,531	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	801,531
	Total Investment Company	801,531

	TOTAL SHORT TERM INVESTMENTS (Cost $801,531)	801,531

	Total Investments (Cost ($21,597,099) - 100.10%	28,177,696
	Liabilities in Excess of Other Assets - (0.10)%	(28,288)
	TOTAL NET ASSETS - 100.00%	$28,149,408

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $1,761,893 (6.26% of net assets) at June 30, 2013.
(c)	7-day yield

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$21,597,099
	Gross unrealized appreciation	7,047,649
	Gross unrealized depreciation	(467,052)
	Net unrealized appreciation	$6,580,597

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.55%
	Consumer Discretionary - 22.29%
	Auto Components - 5.65%
160,075	Autoliv, Inc.	$12,388,203
146,450	BorgWarner, Inc. (a)	12,616,667
411,271	Gentex Corp.	9,479,797
		34,484,667
	Distributors - 1.95%
461,300	LKQ Corp. (a)	11,878,475

	Hotels, Restaurants & Leisure - 2.49%
303,825	Life Time Fitness, Inc. (a)	15,224,671

	Household Durables - 1.93%
217,200	Harman International Industries, Inc.	11,772,240

	Leisure Equipment & Products - 1.11%
71,225	Polaris Industries Inc.	6,766,375

	Specialty Retail - 6.27%
255,325	Abercrombie & Fitch Co. - Class A	11,553,456
382,925	Urban Outfitters, Inc. (a)	15,401,243
202,775	Williams-Sonoma, Inc.	11,333,095
		38,287,794
	Textiles, Apparel & Luxury Goods - 2.89%
295,250	Under Armour, Inc. - Class A (a)	17,629,378
	Total Consumer Discretionary (Cost $87,571,456)	136,043,600

	Energy - 3.19%
	Energy Equipment & Services - 3.19%
92,600	CARBO Ceramics Inc.	6,244,018
434,300	Forum Energy Technologies Inc. (a)	13,215,749
	Total Energy (Cost $16,406,786)	19,459,767

	Financials - 17.73%
	Capital Markets - 8.04%
90,800	Affiliated Managers Group, Inc. (a)	14,885,752
318,175	Eaton Vance Corp.	11,960,198
384,025	Northern Trust Corp.	22,235,048
		49,080,998
	Diversified Financial Services - 9.69%
334,200	CME Group Inc.	25,392,516
145,175	Moody's Corp.	8,845,513
187,150	Morningstar, Inc.	14,519,097
313,175	MSCI, Inc. (a)	10,419,332
		59,176,458
	Total Financials (Cost $76,788,408)	108,257,456

	Health Care - 11.59%
	Health Care Technology - 1.02%
65,000	Cerner Corporation (a)	6,245,850

	Life Sciences Tools & Services - 4.20%
241,650	Illumina, Inc. (a)	18,085,086
231,600	PerkinElmer, Inc.	7,527,000
		25,612,086
	Pharmaceuticals - 6.37%
241,275	Forest Laboratories, Inc. (a)	9,892,275
504,850	Hospira, Inc. (a)	19,340,804
79,700	Perrigo Company	9,643,700
		38,876,779
	Total Health Care (Cost $52,212,530)	70,734,715

	Industrials - 15.87%
	Air Freight & Logistics - 2.54%
274,850	C.H. Robinson Worldwide, Inc.	15,476,803

	Building Products - 1.51%
237,325	Fortune Brands Home & Security Inc. (a)	9,193,971

	Construction & Engineering - 2.45%
564,975	Quanta Services, Inc. (a)	14,949,239

	Electronic Equipment, Instruments & Components - 1.29%
104,282	Acuity Brands, Inc.	7,875,377

	Machinery - 0.87%
56,150	Chart Industries, Inc. (a)	5,283,154

	Professional Services - 3.22%
189,100	The Advisory Board Company (a)	10,334,314
157,500	Verisk Analytics, Inc - Class A (a)	9,402,750
		19,737,064
	Road & Rail - 2.28%
164,050	Genesee & Wyoming Inc. (a)	13,918,002

	Trading Companies & Distributors - 1.71%
134,800	MSC Industrial Direct Co., Inc.	10,441,608
	Total Industrials (Cost $83,700,389)	96,875,218

	Information Technology - 24.89%
	Communications Equipment - 3.05%
544,125	Aruba Networks Inc. (a)	8,357,760
530,600	Juniper Networks, Inc. (a)	10,245,886
		18,603,646
	Computers & Peripherals - 1.09%
79,750	Stratasys Ltd. (a)(b)	6,678,265

	Electronic Equipment, Instruments & Components - 3.53%
380,375	Dolby Laboratories, Inc. - Class A	12,723,544
315,350	National Instruments Corporation	8,810,879
		21,534,423
	Internet Software & Services - 4.98%
549,800	Akamai Technologies, Inc. (a)	23,393,989
185,150	Rackspace Hosting, Inc. (a)	7,015,334
		30,409,323
	IT Services - 1.68%
211,050	NeuStar, Inc. (a)	10,273,914

	Semiconductors & Semiconductor Equipment - 1.76%
192,400	KLA-Tencor Corp.	10,722,452

	Software - 8.80%
117,100	ANSYS, Inc. (a)	8,560,010
405,300	Electronic Arts Inc. (a)	9,309,741
670,550	Fortinet Inc. (a)	11,734,625
140,925	MICROS Systems, Inc. (a)	6,080,914
118,500	Red Hat, Inc. (a)	5,666,670
222,925	Solera Holdings Inc.	12,405,775
		53,757,735
	Total Information Technology (Cost $122,160,065)	151,979,758

	Materials - 1.99%
	Chemicals - 1.99%
199,275	FMC Corp.	12,167,732
	Total Materials (Cost $5,567,362)	12,167,732

	TOTAL COMMON STOCKS (Cost $444,406,996)	595,518,246

	SHORT TERM INVESTMENTS - 2.35%
	Investment Company - 2.35%
14,330,310	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	14,330,310
	Total Investment Company	14,330,310

	TOTAL SHORT TERM INVESTMENTS (Cost $14,330,310)	14,330,310

	Total Investments (Cost ($458,737,306) - 99.90%	609,848,556
	Other Assets in Excess of Liabilities - 0.10%	580,619
	TOTAL NET ASSETS - 100.00%	$610,429,175

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $6,678,265 (1.09% of net assets) at June 30, 2013.
(c)	7-day yield.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$458,737,306
	Gross unrealized appreciation	160,241,130
	Gross unrealized depreciation	(9,129,880)
	Net unrealized appreciation	$151,111,250

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Shares or Face Amount		Fair Value
	COMMON STOCKS - 97.54%
	Consumer Discretionary - 16.39%
	Auto Components - 1.44%
2,090,514	Gentex Corp.	$48,186,348

	Hotels, Restaurants & Leisure - 2.86%
1,906,550	Life Time Fitness, Inc. (a)	95,537,220

	Household Durables - 2.15%
1,323,400	Harman International Industries, Inc.	71,728,280

	Media - 2.34%
4,248,700	Pandora Media Inc. (a)	78,176,080

	Specialty Retail - 2.41%
680,950	Hibbett Sports Inc. (a)	37,792,725
950,000	Vitamin Shoppe, Inc. (a)	42,598,000
		80,390,725
	Textiles, Apparel & Luxury Goods - 5.19%
787,550	Deckers Outdoor Corporation (a)	39,779,151
1,039,975	Oxford Industries, Inc. (d)(e)	64,894,439
1,341,625	Tumi Holdings Inc. (a)	32,199,000
1,662,250	Vera Bradley, Inc. (a)	36,004,335
		172,876,925
	Total Consumer Discretionary (Cost $352,285,576)	546,895,578

	Consumer Staples - 2.93%
	Beverages - 0.31%
59,759	The Boston Beer Co, Inc. (a)	10,197,276

	Food & Staples Retailing - 2.62%
1,760,925	The Fresh Market, Inc. (a)	87,553,191
	Total Consumer Staples (Cost $85,715,266)	97,750,467

	Energy - 2.02%
	Energy Equipment & Services - 2.02%
751,650	CARBO Ceramics Inc.	50,683,759
190,550	Lufkin Industries, Inc.	16,857,959
	Total Energy (Cost $71,199,784)	67,541,718

	Financials - 11.98%
	Capital Markets - 6.46%
202,700	Artisan Partners Asset Management, Inc. (a)	10,116,757
1,592,375	Financial Engines Inc.	72,596,376
1,606,650	Stifel Financial Corp. (a)	57,309,206
1,437,800	Waddell & Reed Financial, Inc. - Class A	62,544,300
1,118,725	WisdomTree Investments, Inc. (a)	12,943,648
		215,510,287
	Diversified Financial Services - 4.37%
1,675,281	MarketAxess Holdings, Inc.	78,319,387
868,150	Morningstar, Inc. (d)	67,351,077
		145,670,464
	Real Estate Management & Development - 1.15%
1,231,425	FirstService Corp. (a)(b)	38,518,974
	Total Financials (Cost $177,072,510)	399,699,725

	Health Care - 12.26%
	Health Care Equipment & Supplies - 6.38%
3,467,757	Align Technology, Inc. (a)	128,445,719
1,009,300	Insulet Corporation (a)	31,702,113
1,283,425	Haemonetics Corp. (a)	53,069,624
		213,217,456
	Health Care Technology - 1.98%
779,750	athenahealth Inc. (a)	66,060,420

	Life Sciences Tools & Services - 2.99%
1,575,725	ICON PLC. (a)(b)	55,827,937
636,000	Techne Corp.	43,934,880
		99,762,817
	Pharmaceuticals - 0.91%
2,237,275	Akorn, Inc. (a)	30,247,958
	Total Health Care (Cost $218,025,554)	409,288,651

	Industrials - 15.80%
	Aerospace & Defense - 3.32%
3,258,550	Hexcel Corporation (a)	110,953,628

	Electronic Equipment, Instruments & Components - 2.05%
1,700,750	Polypore International, Inc. (a)	68,540,225

	Machinery - 4.18%
806,975	Chart Industries, Inc. (a)	75,928,278
208,385	Proto Labs, Inc. (a)	13,538,773
350,519	Valmont Industries, Inc.	50,155,764
		139,622,815
	Professional Services - 5.54%
686,900	Costar Group, Inc. (a)	88,658,183
1,518,460	The Corporate Executive Board Co. (d)	95,997,041
		184,655,224
	Road & Rail - 0.71%
278,160	Genesee & Wyoming Inc. (a)	23,599,094
	Total Industrials (Cost $243,436,394)	527,370,986

	Information Technology - 36.16%
	Communications Equipment - 4.89%
4,855,908	ADTRAN, Inc. (e)	119,503,896
2,837,925	Aruba Networks Inc. (a)	43,590,528
		163,094,424
	Computers & Peripherals - 2.81%
1,118,725	Stratasys Ltd. (a)(b)	93,682,032

	Electronic Equipment, Instruments & Components - 1.79%
734,650	DTS, Inc. (a)(d)	15,119,097
1,599,462	National Instruments Corporation	44,688,968
		59,808,065
	Internet Software & Services - 10.19%
1,604,300	Angie's List Inc. (a)	42,594,165
1,044,850	Cornerstone OnDemand, Inc. (a)	45,231,557
2,490,350	DealerTrack Holdings Inc. (a)(d)(e)	88,233,100
3,201,325	Dice Holdings Inc. (a)(d)(e)	29,484,203
3,398,450	Internap Network Services Corp. (a)(d)(e)	28,105,182
1,263,600	Liquidity Services Inc. (a)	43,809,012
2,028,450	LogMeIn, Inc. (a)(e)	49,615,886
1,505,000	Millennial Media Inc. (a)	13,108,550
		340,181,655
	IT Services - 4.14%
1,595,350	InterXion Holding NV (a)(b)	41,686,496
1,577,000	NeuStar, Inc. (a)	76,768,360
2,100,000	ServiceSource International Inc. (a)	19,572,000
		138,026,856
	Semiconductors & Semiconductor Equipment - 4.40%
467,134	Cabot Microelectronics Corp. (a)	15,420,093
1,927,256	MKS Instruments, Inc. (a)(d)	51,149,374
2,287,958	Semtech Corp. (a)	80,147,169
		146,716,636
	Software - 7.94%
1,336,436	ACI Worldwide, Inc. (a)	62,117,545
769,850	Advent Software, Inc. (a)	26,990,941
843,275	Broadsoft Inc. (a)	23,274,390
1,180,900	Infoblox, Inc. (a)	34,553,134
2,549,300	RealD Inc. (a)(d)(e)	35,435,270
1,296,300	RealPage, Inc. (a)	23,774,142
502,300	The Ultimate Software Group, Inc. (a)	58,914,767
		265,060,189
	Total Information Technology (Cost $913,980,208)	1,206,569,857

	TOTAL COMMON STOCKS (Cost $2,061,715,292)	3,255,116,982

	REITS - 0.02%
	Financials - 0.02%
	Real Estate Investment Trusts - 0.02%
32,500	CyrusOne Inc.	674,050
	Total Financials (Cost $617,500)	674,050

	TOTAL REITS (Cost $617,500)	674,050

	SHORT TERM INVESTMENTS - 2.25%
	Investment Company - 2.25%
75,054,198	Fidelity Institutional Money Market Fund - Government Portfolio - 0.01% (c)	75,054,198
	Total Investment Company	75,054,198

	TOTAL SHORT TERM INVESTMENTS (Cost $75,054,198)	75,054,198

	Total Investments (Cost ($2,137,386,990) - 99.81%	3,330,845,230
	Other Assets in Excess of Liabilities - 0.19%	6,238,406
	TOTAL NET ASSETS - 100.00%	$3,337,083,636

(a)	Non Income Producing
(b)	Foreign Issued Security. The total value of these securities amounted to $229,715,437 (6.88% of net assets) at June 30, 2013.
(c)	7-day yield.
(d)	Portion of this seecurity deemed illiquid. The total value of this portion amounted to $147,832,805 (4.43% of net assets) at June 30, 2013.
(e)	Affliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. The total values of these securities amounted to $415,271,978 (12.44% of net assets) at June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$2,137,386,990
	Gross unrealized appreciation	1,267,167,744
	Gross unrealized depreciation	(73,709,504)
	Net unrealized appreciation	$1,193,458,240

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Corporate stocks and bonds traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and asked price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (NAV) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

As of June 30, 2013, the Buffalo High Yield Fund held one fair valued security, with a market value of $0 or 0.00% of total net assets. In addition, with respect to the valuation of securities principally traded on foreign markets, the Buffalo International Fund uses a fair value pricing service approved by the Funds’ Board which employs quantitative models to adjust for “stale” prices caused by the movement of other markets and other factors occurring after the close of the foreign markets, but before the close of the New York Stock Exchange (NYSE).

Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board determines that amortized cost does not represent fair value.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

Summary of Fair Value Exposure at June 30, 2013

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3—Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

On May 12, 2011, the FASB issued an Accounting Standard Update (ASU) No. 2011-04, modifying ASC 820. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to change in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this guidance did not have material impact on the financial statements of the Funds.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of  observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may  include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various evels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June  30, 2013. These assets are measured on a recurring basis.

Buffalo Discovery Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	477,395,771	-	-	477,395,771
Short Term Investment	9,229,872	-	-	9,229,872
Total*	486,625,643	-	-	486,625,643

Buffalo Dividend Focus Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	10,831,268	-	-	10,831,268
REITS	122,000	-	-	122,000
Short Term Investment	3,013,920	-	-	3,013,920
Total*	13,967,188	-	-	13,967,188

Buffalo Emerging Opportunies Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	108,329,849	-	-	108,329,849
Short Term Investment	8,642,121	-	-	8,642,121
Total*	116,971,970	-	-	116,971,970

Buffalo Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	567,348,259	-	-	567,348,259
REITS	10,503,500	-	-	10,503,500
Convertible Bonds	-	68,354,688	-	68,354,688
Corporate Bonds	-	175,744,628	-	175,744,628
Short Term Investments	205,783,819	-	-	205,783,819
Total*	783,635,578	244,099,316	-	1,027,734,894
Written Options	(947,915)		-	(947,915)

Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	491,953,245	-	-	491,953,245
Short Term Investment	17,099,616	-	-	17,099,616
Total*	509,052,861	-	-	509,052,861

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	10,961,871	-	-	10,961,871
Convertible Preferred Stocks	-	5,509,389	-	5,509,389
Preferred Stocks	-	3,365,853	-	3,365,853
Convertible Bonds	-	37,216,895	-	37,216,895
Corporate Bonds	-	145,831,315	-	145,831,315
Short Term Investment	55,204,039	-	-	55,204,039
Total*	66,165,910	191,923,452	-	258,089,362

Buffalo International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	88,932,436		-	88,932,436
Preferred Stocks	1,977,183	-	-	1,977,183
Rights	19,554		2,127	21,681
Short Term Investment	5,736,048	-	-	5,736,048
Total*	96,665,221	-	2,127	96,667,348

Buffalo Large Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	27,376,165	-	-	27,376,165
Short Term Investment	801,531	-	-	801,531
Total*	28,177,696	-	-	28,177,696

Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	595,518,246	-	-	595,518,246
Short Term Investment	14,330,310	-	-	14,330,310
Total*	609,848,556	-	-	609,848,556

Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	3,255,116,982	-	-	3,255,116,982
REITS	674,050			674,050
Short Term Investment	75,054,198	-	-	75,054,198
Total*	3,330,845,230	-	-	3,330,845,230

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2013:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended Level 3
Fair Value as of 3/31/2013**	$-
Fair Value as of 6/30/2013**	$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$-

** Includes a security that was valued at $0 based on unobservable inputs as of March 31, 2013. There was no change in value in the investment(s) during the period ended June 30, 2013.

The following is a reconciliation of the Buffalo International Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2013:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended Level 3
Fair Value as of 3/31/2013	$-
Total unrealized losses included in earnings	(3,933)
Purchases	6,060
Fair Value as of 6/30/2013	$2,127

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$(3,933)

	Market Value Transferred Between
Fund	Level 1 & Level 2	Level 2 & Level 3
Buffalo International Fund**	-	2,127

** Transfer into Level 3 is due to the Fair Valuation Trigger being met.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Buffalo Dividend Focus Fund and the Buffalo Flexible Income Fund are the only Funds that have maintained any positions in derivative instruments or engaged in hedging activities during the period ended June 30, 2013.

The number of option contracts written and the premiums received by the Buffalo Dividend Focus Fund during the period ended June 30, 2013 were as follows:

CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	112	15,252
Options written	-	-
Options terminated in closing transaction	(112)	(15,252)
Options exercised	-	-
Options expired	-	-
Outstanding, June 30, 2013	-	-

The number of option contracts written and the premiums received by the Buffalo Flexible Income Fund during the period ended June 30, 2013 were as follows:

	CALL OPTIONS WRITTEN
	CONTRACTS	PREMIUMS
Outstanding, March 31, 2013	4,183	222,660
Options written	13,705	787,072
Options terminated in closing transaction	(300)	(11,475)
Options exercised	(1,109)	(49,594)
Options expired	(3,161)	(118,988)
Outstanding, June 30, 2013	13,318	829,675

The following is a summary of the location of derivative investments on the Buffalo Dividend Focus Fund and Buffalo Flexible Income Fund’s Statement of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Value
Liability Derivatives
Buffalo Dividend Focus Fund
Written Options - equity contracts	$-
Buffalo Flexible Income Fund
Written Options - equity contracts	$947,915

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of June 30, 2013:

Derivative Investment Type	Realized Gain (Loss) on Options
Liability Derivatives
Buffalo Dividend Focus Fund
Written Options - equity contracts	$4,617
Buffalo Flexible Income Fund
Written Options - equity contracts	$1,142,527

Derivative Investment Type	Change in Unrealized Appreciation/ Depreciation on Options
Liability Derivatives
Buffalo Dividend Focus Fund
Written Options - equity contracts	$(4,282)
Buffalo Flexible Income Fund
Written Options - equity contracts	$52,013

TRANSACTIONS WITH AFFILIATES:*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate fair value of all securities of affiliated companies held in the Buffalo International Fund and the Buffalo Small Cap Fund as of June 30, 2013 amounted to $986,327 and $415,271,978, respectively, representing 0.93% and 12.44% of net assets, respectively. There were no affiliates companies held in any other Funds. A summary of affiliated transactions for each company which is an affiliate at June 30, 2013 or was an affiliate during the period ended June 30, 2013 is as follows:

Buffalo International Fund

	Sihuan Pharmaceutical Holdings Group Ltd.	Total

March 31, 2013
Balance
Shares	-	-
Cost	$-	$-

Gross Additions
Shares	1,241,250	-
Cost	$732,060	$732,060

Gross Deductions
Shares	-	-
Cost	$-	$-

June 30, 2013
Balance
Shares	1,500,000	-
Cost	$879,218	$879,218

Realized gain (loss)	$-	$-

Investment income	$14,189	$14,189

Buffalo Small Cap Fund

	ADTRAN, Inc.	DealerTrack Holdings Inc.	Dice Holdings Inc.	Internap Network Services Corp.	LogMeIn, Inc.	Oxford Industries, Inc.	RealD Inc.	Total

March 31, 2012
Balance
Shares	4,855,908	2,490,350	3,299,725	3,398,450	1,893,450	1,039,975	2,549,300	-
Cost	$101,810,587	$40,110,168	$38,056,552	$47,327,405	$56,650,303	$28,175,061	$40,070,877	$352,200,953

Gross Additions
Shares	-	-	-	-	135,000	-	-	-
Cost	$-	$-	$-	$-	$2,442,309	$-	$-	$2,442,309

Gross Deductions
Shares	-	-	98,400	-	-	-	-	-
Cost	$-	$-	$1,374,364	$-	$-	$-	$-	$1,374,364

September 30, 2012
Balance
Shares	4,855,908	2,490,350	3,201,325	3,398,450	2,028,450	1,039,975	2,549,300	-
Cost	$101,810,587	$40,110,168	$36,682,188	$47,327,405	$59,092,612	$28,175,061	$40,070,877	$353,268,898

Realized gain (loss)	$-	$-	$(430,304)	$-	$-	$-	$-	$(430,304)

Investment income	$437,032	$-	$-	$-	$-	$187,196	$-	$624,228

* As a result of the Buffalo Small Cap Fund's beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of a Stock's outstanding securities).

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By Kent W. Gasaway
  Kent W. Gasaway, President and Treasurer

Date 8/13/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Buffalo Funds

By Kent W. Gasaway
  Kent W. Gasaway, President and Treasurer

Date 8/13/13